Taxes on Income (Details Textual) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2016	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Tax rate on dividends distributed to individuals and foreign residents		15.00%
Subject to tax rate		7.50%
Israeli resident corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		0.00%
Israeli resident individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		15.00%
Non-Israeli residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		15.00%
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax credit carryforward, amount | $		$ 4.7
DIROT [Member]
Income Tax Expenses Benefit [Line Items]
Sale of capital (losses) gain | €	€ 1,100
2011 Amendment [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate				25.00%
January 1, 2014 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate on dividends distributed to individuals and foreign residents		20.00%
Development Area A [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		9.00%
Other Areas within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		16.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate			22.00%
January 2016 legislation to amend [Member] | January 1, 2016 [Member]
Income Tax Expenses Benefit [Line Items]
Effective income tax rate reconciliation, deductions, dividends		1.50%
Tax rate		25.00%
December 2016 legislation to amend [Member] | January 1 2017 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		24.00%
December 2016 legislation to amend [Member] | January 1 2018 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		23.00%